Property and Equipment, and Investment Properties	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment And Investment Property [Abstract]
Property and Equipment, and Investment Properties
14. Property and Equipment, and Investment Properties
14.1 Property and Equipment
14.1.1 Details of property and equipment as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount

	(In millions of Korean won)
Land	￦	2,611,604	￦	—	￦	(1,018)	￦	2,610,586
Buildings		2,607,957		(830,516)		(5,859)		1,771,582
Leasehold improvements		929,120		(833,293)		—		95,827
Equipment and vehicles		2,040,100		(1,699,442)		—		340,658
Construction in-progress		44,190		—		—		44,190
Right-of-use assets		1,094,876		(524,165)		—		570,711

	￦	9,327,847	￦	(3,887,416)	￦	(6,877)	￦	5,433,554

	December 31, 2021
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount

	(In millions of Korean won)
Land	￦	2,548,185	￦	—	￦	(4)	￦	2,548,181
Buildings		2,534,134		(851,730)		(5,747)		1,676,657
Leasehold improvements		977,853		(889,602)		—		88,251
Equipment and vehicles		2,093,461		(1,782,278)		—		311,183
Construction in-progress		39,579		—		—		39,579
Right-of-use assets		1,301,864		(725,817)		—		576,047

	￦	9,495,076	￦	(4,249,427)	￦	(5,751)	￦	5,239,898

14.1.2 Changes in property and equipment for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Beginning		Acquisition		Transfer 1		Disposal		Depreciation 2		Business combination		Others		Ending

	(In millions of Korean won)
Land	￦	2,430,794	￦	6,475	￦	(116,264)	￦	(2,578)	￦	—	￦	295,421	￦	(3,262)	￦	2,610,586
Buildings		1,502,923		43,592		190,917		(4,442)		(61,339)		100,984		(1,053)		1,771,582
Leasehold improvements		116,124		13,348		34,596		(574)		(73,394)		5,087		640		95,827
Equipment and vehicles		380,353		161,515		3,705		(1,990)		(221,697)		19,873		(1,101)		340,658
Construction in-progress		86,303		229,927		(291,336)		—		—		20,022		(726)		44,190
Right-of-use assets		550,880		426,405		53		(203,376)		(272,686)		55,656		13,779		570,711

	￦	5,067,377	￦	881,262	￦	(178,329)	￦	(212,960)	￦	(629,116)	￦	497,043	￦	8,277	￦	5,433,554

	2021
	Beginning		Acquisition		Transfer 1		Disposal		Depreciation 2		Business combination		Others		Ending

	(In millions of Korean won)
Land	￦	2,610,586	￦	1,106	￦	(81,690)	￦	(11,399)	￦	—	￦	—	￦	29,578	￦	2,548,181
Buildings		1,771,582		2,412		(79,802)		6,213		(69,118)		—		45,370		1,676,657
Leasehold improvements		95,827		13,079		40,148		(891)		(61,294)		—		1,382		88,251
Equipment and vehicles		340,658		153,459		2,488		(1,819)		(187,918)		537		3,778		311,183
Construction in-progress		44,190		129,682		(99,763)		(8,435)		—		—		(26,095)		39,579
Right-of-use assets		570,711		614,069		(9)		(324,104)		(288,980)		20		4,340		576,047

	￦	5,433,554	￦	913,807	￦	(218,628)	￦	(340,435)	￦	(607,310)	￦	557	￦	58,353	￦	5,239,898

1	Includes transfers with investment properties and assets held for sale.
2	Includes depreciation expenses amounting to ￦ 123 million and ￦ 196 million recorded as other operating expenses and others for the years ended December 31, 2020 and 2021, respectively.
14.1.3 Changes in accumulated impairment losses of property and equipment for the years ended December 31, 2020 and 2021, are as follows:

	2020

	Beginning		Impairment		Reversal		Disposal and others		Ending

	(In millions of Korean won)
Accumulated impairment losses of property and equipment	￦	(6,877)	￦	(12)	￦	—	￦	12	￦	(6,877)
Accumulated impairment losses of right-of-use assets		(1,178)		—		—		1,178		—

	￦	(8,055)	￦	(12)	￦	—	￦	1,190	￦	(6,877)

	2021
	Beginning		Impairment		Reversal		Disposal and others		Ending

	(In millions of Korean won)
Accumulated impairment losses of property and equipment	￦	(6,877)	￦	—	￦	—	￦	1,126	￦	(5,751)
14.2 Investment Properties
14.2.1 Details of investment properties as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	1,568,508	￦	—	￦	(410)	￦	1,568,098
Buildings		1,092,737		(122,833)		(4,463)		965,441

	￦	2,661,245	￦	(122,833)	￦	(4,873)	￦	2,533,539

	December 31, 2021
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	1,577,800	￦	—	￦	(447)	￦	1,577,353
Buildings		1,089,761		(147,307)		(4,863)		937,591

	￦	2,667,561	￦	(147,307)	￦	(5,310)	￦	2,514,944

14.2.2 Valuation techniques and inputs used to measure the fair value of investment properties as of December 31, 2021, are as follows:

December 31, 2021
	Fair value	Valuation techniques	Inputs
(In millions of Korean won)
Land and buildings	￦ 124,021	Cost approach method	- Price per square meter - Replacement cost
	1,118,793	Market comparison method	- Price per square meter
	1,236,638	Discounted cash flow method	- Prospective rental market growth rate - Period of vacancy - Rental ratio - Discount rate and others
	232,950	Income approach method	- Discount rate - Capitalization rate - Vacancy rate
Fair value of investment properties amounts to ￦ 2,712,653 million and ￦ 2,712,402 million as of December 31, 2020 and 2021, respectively. Investment properties are measured by qualified independent appraisers with recent experience in valuing similar properties in the same area. In addition, all investment properties are classified as Level 3 in accordance with fair value hierarchy in Note 6.1.2.
Rental income from above investment properties amounts to ￦ 157,652 million and ￦ 123,313 million for the years ended December 31, 2020 and 2021, respectively.
14.2.3 Changes in investment properties for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Beginning		Acquisition		Transfer*		Disposal		Depreciation		Business combination		Others		Ending
	(In millions of Korean won)
Land	￦	1,537,240	￦	34,529	￦	61,383	￦	(167,015)	￦	—	￦	106,944	￦	(4,983)	￦	1,568,098
Buildings		1,290,748		18,667		37,694		(378,332)		(38,717)		42,169		(6,788)		965,441

	￦	2,827,988	￦	53,196	￦	99,077	￦	(545,347)	￦	(38,717)	￦	149,113	￦	(11,771)	￦	2,533,539

	2021
	Beginning		Acquisition		Transfer*		Disposal		Depreciation		Others		Ending
	(In millions of Korean won)
Land	￦	1,568,098	￦	28,568	￦	22,410	￦	(63,546)	￦	—	￦	21,823	￦	1,577,353
Buildings		965,441		90,393		1,802		(112,159)		(28,933)		21,047		937,591

	￦	2,533,539	￦	118,961	￦	24,212	￦	(175,705)	￦	(28,933)	￦	42,870	￦	2,514,944

*	Includes transfers with property and equipment and assets held for sale.